Cover	Sep. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42388
Entity Registrant Name	Thumzup Media Corporation
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10557 Jefferson Blvd
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90232
City Area Code	(800)
Local Phone Number	403-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false